Fair Value Measurements (Details) - Schedule of derivative liability valued using monte carlo pricing model - Fair Value Measurements [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model [Abstract]
Risk-free interest rate:	0.17%	0.00%
Expected dividend yield:	0.00%	0.00%
Expected stock price volatility:	295.00%	0.00%
Expected option life in years:	90 years	0 years